Deconsolidation of dynamic indonesia holdings limited	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deconsolidation of dynamic indonesia holdings limited

11	Deconsolidation of GEA Holdings Limited and TNG (Asia) Limited

On July 30, 2024, Seamless Group Inc. disposed all of its equity interest in GEA Holdings Limited to L&L Health Holdings Limited, a related company, at a consideration of US$1. Upon the disposal of the equity interest, the Company lost control of GEA Holdings Limited and deconsolidated the subsidiary.

On August 30, 2024, Seamless Group Inc. has signed a share buy-back agreement to buy back its own shares from the existing shareholders. Consideration for the sale and purchase of the Sale Shares shall be settled by way of transfer and distribution of 31,240,525 TNG (Asia) Limited Shares. Upon the completion of the sale and purchase, Seamless Group Inc. has disposal of all of the equity interest in TNG (Asia) Limited and deconsolidated the subsidiary.

The transaction does not meet the criteria for discontinued operations under ASC 205-20 as the divested business does not represent a strategic shift that will have a major effect on the Company’s operations and financial results.

The Company recognized a gain on sale of US$14.9 million, calculated as the difference between the sale proceeds of $Nil and the carrying amount of net liabilities sold of US$14.9 million. This gain is presented within “Other Income” in the consolidated statements of operations and comprehensive loss for the three and nine-month periods ended September 30, 2024.

The statement of operations of the divested entities from the start of the year up to before divestiture are as follows:

US$’M
Revenue	5.6
Cost of revenue	(4.5)
Gross profit	1.1

General and administrative expenses	(3.6)
Loss from operations	(2.5)

Finance costs, net	(1.8)
Other income	0.1
Loss before income tax	(4.2)
Income tax expense	-
Net loss	(4.2)

The major classes of assets and liabilities divested of are as follows:

Assets/(Liabilities)
US$’M
Assets
Intangible assets	4.7
Deposits, prepayments and other receivables	2.1
Restricted cash	4.6
Amount due to related companies	19.7
Other assets	2.1

Liabilities
Loan	(7.4)
Accruals and other payables	(3.6)
Client Money Payable	(4.2)
Amount due to related companies	(31.8)
Other liabilities	(1.1)
14.9

No significant continuing involvement exists with the divested subsidiaries.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Seamless Group Inc [Member]
Deconsolidation of dynamic indonesia holdings limited

19 Deconsolidation of Dynamic Indonesia Holdings Limited

On July 13, 2020, an agreement was signed by Dynamic Indonesia Holdings Limited, a wholly owned subsidiary of the Company, to borrow US$1million from a third party. In March 2021, the third party has converted that borrowing into 51% of the equity interest in Dynamic Indonesia Holdings Limited. The consideration has been included in the operating activities section of the statement of cash flows as “Disposal of a subsidiary”. Non-controlling interest at the operating company level has been reversed out as Seamless followed equity accounting upon the disposal of Walletku.